Simplify Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 68.2%
Money Market ETFs - 68.2%
Simplify Government Money Market ETF(a)(b)
(Cost $75,943,050) ....................................................... 758,500 $ 75,895,510
Principal
U.S. Treasury Bills – 57.4%
U.S. Treasury Bill, 3.64%, 4/21/2026 (c) ......................................... $ 3,000,000 2,993,958
U.S. Treasury Bill, 3.69%, 5/14/2026 (c) ......................................... 1,000,000 995,662
U.S. Treasury Bill, 3.63%, 5/26/2026 (c) ......................................... 2,000,000 1,988,908
U.S. Treasury Bill, 3.68%, 6/23/2026 (c) ......................................... 1,000,000 991,758
U.S. Treasury Bill, 3.67%, 6/25/2026 (c) ......................................... 35,000,000 34,703,877
U.S. Treasury Bill, 3.67%, 6/30/2026 (c) ......................................... 5,000,000 4,955,091
U.S. Treasury Bill, 3.55%, 7/7/2026 (c) .......................................... 4,500,000 4,456,327
U.S. Treasury Bill, 3.72%, 7/21/2026 (c) ......................................... 7,000,000 6,922,246
U.S. Treasury Bill, 3.69%, 7/28/2026 (c) ......................................... 6,000,000 5,929,151
Total U.S. Treasury Bills (Cost $63,937,469) ......................................... 63,936,978
Shares
Money Market Fund – 3.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(d)
(Cost $3,834,592) ........................................................ 3,834,592 3,834,592
Total Investments – 129.0%
(Cost $143,715,111) ............................................................ $ 143,667,080
Liabilities in Excess of Other Assets – (29.0)% ......................................... (32,272,005)
Net Assets – 100.0% ............................................................. $ 111,395,075
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Rate shown reflects the 7-day yield as of March 31, 2026.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 87,881,961 $ (11,926,449) $ (12,462) $ (47,540) $ 75,895,510 758,500 $ 1,101,640 $ —
$ — $ 87,881,961 $ (11,926,449) $ (12,462) $ (47,540) $ 75,895,510 758,500 $ 1,101,640 $ —

Simplify Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
At March 31, 2026, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
White Sugar Futures .......................... 1 $ 22,425 4/15/26 $ (645)
Natural Gas Future ........................... 3 86,520 4/28/26 (3,757)
Brent Crude Futures .......................... 245 25,472,650 4/30/26 1,440,630
NY Harbor ULSD Futures ...................... 12 2,073,355 4/30/26 295,424
Gasoline RBOB Futures ....................... 11 1,480,202 4/30/26 86,990
Cattle Feeder Future .......................... 6 1,107,375 4/30/26 35,481
Rapeseed Euro Futures ....................... 4 118,880 4/30/26 2,187
Cotton No. 2 Future ........................... 26 910,000 5/6/26 29,525
Milling Wheat Euro Futures ..................... 8 94,665 5/11/26 (103)
ICE Low Sulphur Gasoil ....................... 13 1,611,025 5/12/26 120,485
Soybean Oil Futures .......................... 97 4,008,816 5/14/26 457,311
Canola (WCE) Future ......................... 551 5,797,165 5/14/26 293,574
Wheat Future (CBT) .......................... 46 1,417,375 5/14/26 91,588
Kansas City Hard Red Winter Wheat Future ....... 21 667,275 5/14/26 69,720
Soybean Future .............................. 89 5,210,950 5/14/26 29,398
Soybean Meal Futures ........................ 24 759,360 5/14/26 2,370
Corn Futures ................................ 140 3,204,250 5/14/26 (66,638)
CME Cattle Feeder ........................... 71 13,009,862 5/21/26 407,925
Silver Futures ............................... 1 374,595 5/27/26 25,745
Natural Gas Future ........................... 9 270,540 5/27/26 (4,210)
NY Harbor ULSD Futures ...................... 12 1,885,414 5/29/26 315,078
Gasoline RBOB Futures ....................... 9 1,155,017 5/29/26 5,846
Brent Crude Futures .......................... 243 23,369,310 5/29/26 (638,050)
Low Sulphur Gasoil “G” Futures ................. 9 991,800 6/11/26 59,075
Lean Hogs Futures ........................... 103 4,328,060 6/12/26 (168,540)
Gold 100 OZ Future .......................... 3 1,403,580 6/26/26 638
Natural Gas Future ........................... 5 161,650 6/26/26 (6,940)
Palladium Future ............................. 8 1,190,000 6/26/26 (195,142)
Live Cattle Future ............................ 287 27,927,970 6/30/26 883,683
NY Harbor ULSD Futures ...................... 4 580,205 6/30/26 71,467
Sugar #11 (World) Future ...................... 9 158,054 6/30/26 (1,393)
Gasoline RBOB Futures ....................... 2 244,112 6/30/26 (4,150)
Brent Crude Futures .......................... 153 13,796,010 6/30/26 (725,440)
Cotton No. 2 Future ........................... 47 1,695,055 7/9/26 58,480
Low Sulphur Gasoil “G” Futures ................. 6 607,200 7/10/26 16,800
Soybean Oil Futures .......................... 89 3,678,192 7/14/26 427,802
Canola (WCE) Future ......................... 364 3,896,169 7/14/26 143,584
Kansas City Hard Red Winter Wheat Future ....... 23 746,063 7/14/26 43,300
Soybean Future .............................. 77 4,566,100 7/14/26 30,533
Wheat Future (CBT) .......................... 34 1,065,050 7/14/26 16,363
Soybean Meal Futures ........................ 13 408,590 7/14/26 (7,439)
Corn Futures ................................ 170 3,980,125 7/14/26 (71,976)
Lean Hogs Futures ........................... 48 2,058,720 7/15/26 (74,785)
White Sugar Futures .......................... 20 452,000 7/16/26 (7,980)
Platinum Future .............................. 14 1,379,140 7/29/26 70,405

Simplify Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
3
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts: (continued)
Silver Futures ............................... 1 $ 377,395 7/29/26 $ (180)
Natural Gas Future ........................... 1 33,000 7/29/26 (760)
Rapeseed Euro Futures ....................... 139 4,080,864 7/31/26 199,996
NY Harbor ULSD Futures ...................... 1 137,605 7/31/26 (857)
Soybean Oil Futures .......................... 15 612,180 8/14/26 36,114
Soybean Future .............................. 11 650,925 8/14/26 17,238
Lean Hogs Futures ........................... 8 342,640 8/14/26 (770)
Soybean Meal Futures ........................ 2 62,440 8/14/26 (1,320)
Cattle Feeder Future .......................... 68 12,390,450 8/27/26 366,125
Live Cattle Future ............................ 142 13,620,640 8/31/26 363,390
Milling Wheat Euro Futures ..................... 13 161,906 9/10/26 1,657
Wheat Future (CBT) .......................... 10 319,125 9/14/26 15,125
Kansas City Hard Red Winter Wheat Future ....... 6 198,525 9/14/26 7,663
Soybean Future .............................. 5 289,563 9/14/26 2,963
Corn Futures ................................ 53 1,246,162 9/14/26 (27,238)
White Sugar Futures .......................... 7 159,390 9/15/26 (2,580)
Coffee “C” Future ............................ 1 104,287 9/18/26 (4,988)
Rapeseed Euro Futures ....................... 72 2,120,070 10/30/26 101,409
Live Cattle Future ............................ 32 3,019,200 10/30/26 5,540
Canola (WCE) Future ......................... 163 1,726,199 11/13/26 44,209
Cotton No. 2 Future ........................... 22 817,740 12/8/26 25,020
Milling Wheat Euro Futures ..................... 8 102,871 12/10/26 1,766
Corn Futures ................................ 75 1,815,937 12/14/26 (37,150)
Natural Gas Futures NG ....................... 1 49,380 12/29/26 (1,850)
Total unrealized appreciation/(depreciation) $ 4,664,741
Short position contracts:
Cocoa Future ................................ (19) (627,000) 5/13/26 (7,230)
Cocoa Future ................................ (17) (559,601) 5/13/26 (19,709)
Robusta Coffee futures ........................ (6) (209,580) 5/22/26 2,820
Copper Future ............................... (2) (280,700) 5/27/26 (6,969)
Cocoa Future ................................ (28) (942,760) 7/16/26 (20,010)
Cocoa Future ................................ (17) (565,227) 7/16/26 (23,295)
Coffee “C” Future ............................ (1) (109,050) 7/21/26 (319)
Robusta Coffee futures ........................ (13) (442,650) 7/27/26 7,880
Natural Gas Future ........................... (1) (32,750) 8/27/26 1,925
Cocoa Future ................................ (6) (201,318) 9/15/26 (7,102)
Cocoa Future ................................ (14) (478,380) 9/15/26 (11,690)
Robusta Coffee futures ........................ (3) (100,200) 9/24/26 1,740
Natural Gas Future ........................... (6) (200,640) 9/28/26 11,170
Natural Gas Futures NG ....................... (5) (183,150) 10/28/26 6,370
Natural Gas Futures NG ....................... (3) (134,160) 11/25/26 (490)
Total unrealized appreciation/(depreciation) $ (64,909)
Total net unrealized appreciation $ 4,599,832